Pension and Other Postretirement Benefit Plans (Tables)	11 Months Ended
Dec. 29, 2013
Compensation and Retirement Disclosure [Abstract]
Change in Benefit Obligation and Plan Assets
The following table sets forth the changes in benefit obligation, plan assets and funded status of the Company’s principal defined benefit plans and other postretirement benefit plans at December 29, 2013, June 7, 2013, April 28, 2013 and April 29, 2012.

	Successor	Predecessor			Successor	Predecessor
	Pension Benefits				Other Retiree Benefits
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(In thousands)
Change in Benefit Obligation:
Benefit obligation at the beginning of the period	$3,152,003	$3,271,566	$2,930,347	$2,765,316	$250,633	$257,317	$249,017	$234,431
Service cost	20,684	3,967	31,580	33,719	3,550	743	6,486	5,967
Interest cost	71,850	13,557	132,110	139,525	5,053	938	9,923	11,457
Participants’ contributions	1,298	186	2,294	2,281	376	56	659	712
Amendments	—	—	(145)	3,396	(20,603)	—	—	735
Actuarial (gain) loss	(72,118)	(91,756)	428,881	196,606	(19,570)	(6,038)	9,153	17,278
Settlement	(113,075)	—	(11,971)	(1,854)	—	—	—	—
Curtailment	(3,167)	—	—	—	(1,017)	—	—	—
Special/contractual termination benefits	36,385	17,230	—	—	—	—	—	—
Annuity plan transfers	81,144	—	—	—	—	—	—	—
Benefits paid	(93,630)	(13,191)	(157,672)	(152,342)	(8,372)	(1,485)	(15,760)	(19,574)
Translation adjustments	144,018	(49,556)	(83,858)	(56,300)	(1,871)	(898)	(2,161)	(1,989)
Benefit obligation at the end of the period	$3,225,392	$3,152,003	$3,271,566	$2,930,347	$208,179	$250,633	$257,317	$249,017
Change in Plan Assets:
Fair value of plan assets at the beginning of the period	$3,334,138	$3,379,143	$3,140,834	$3,261,881	$—	$—	$—	$—
Actual return on plan assets	161,056	16,740	429,011	84,004	—	—	—	—
Settlement	(113,075)	—	(11,971)	(1,854)	—	—	—	—
Special/contractual termination benefits	(714)	—	—	—	—	—	—	—
Employer contribution	156,165	6,812	69,388	23,469	7,996	1,429	15,101	18,862
Participants’ contributions	1,298	186	2,294	2,281	376	56	659	712
Annuity plan transfers	41,149	—	—	—	—	—	—	—
Benefits paid	(93,630)	(13,191)	(157,672)	(152,342)	(8,372)	(1,485)	(15,760)	(19,574)
Translation adjustments	168,302	(55,552)	(92,741)	(76,605)		—	—	—
Fair value of plan assets at the end of the period	3,654,689	3,334,138	3,379,143	3,140,834	—	—	—	—
Funded status	$429,297	$182,135	$107,577	$210,487	$(208,179)	$(250,633)	$(257,317)	$(249,017)

Benefit obligation recognized in consolidated balance sheet
Amounts recognized in the consolidated balance sheets consist of the following:

	Successor	Predecessor			Successor	Predecessor
	Pension Benefits				Other Retiree Benefits
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(In thousands)
Other non-current assets	$502,143	$362,832	$287,467	$399,868	$—	$—	$—	$—
Other accrued liabilities	(3,309)	(73,593)	(32,271)	(15,943)	(14,625)	(15,679)	(16,998)	(17,565)
Other non-current liabilities	(69,537)	(107,104)	(147,619)	(173,438)	(193,554)	(234,954)	(240,319)	(231,452)
Net asset/(liabilities) recognized	$429,297	$182,135	$107,577	$210,487	$(208,179)	$(250,633)	$(257,317)	$(249,017)

Components of net periodic benefit cost
Total pension cost of the Company’s principal pension plans and postretirement plans consisted of the following:

	Successor	Predecessor				Successor	Predecessor
	Pension Benefits					Other Retiree Benefits
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011
	(In thousands)
Components of defined benefit net periodic benefit cost:
Service cost	$20,684	$3,967	$31,580	$33,719	$32,329	$3,550	$743	$6,486	$5,967	$6,311
Interest cost	71,850	13,557	132,110	139,525	142,133	5,053	938	9,923	11,457	12,712
Expected return on assets	(116,294)	(28,784)	(250,660)	(234,717)	(229,258)	—	—	—	—	—
Amortization of:
Prior service cost/(credit)	—	245	2,495	1,995	2,455	—	(677)	(6,178)	(6,127)	(5,155)
Net actuarial loss	—	10,460	75,897	83,800	77,687	—	222	1,803	1,095	1,604
Loss due to curtailment, settlement and special termination benefits	56,584	17,230	4,524	1,120	2,039	(1,017)	—	—	—	—
Net periodic benefit (income)/cost	32,824	16,675	(4,054)	25,442	27,385	7,586	1,226	12,034	12,392	15,472
Defined contribution plans	24,039	4,573	47,382	46,572	49,089	—	—	—	—	—
Total cost	$56,863	$21,248	$43,328	$72,014	$76,474	$7,586	$1,226	$12,034	$12,392	$15,472

Accumulated other comprehensive loss before tax
Amounts recognized in accumulated other comprehensive loss, before tax, consist of the following:

	Successor	Predecessor			Successor	Predecessor
	Pension Benefits				Other Retiree Benefits
	December 29, 2013	June 7, 2013	April 28, 2013	April 29, 2012	December 29, 2013	June 7, 2013	April 28, 2013	April 29, 2012
	(In thousands)
Net actuarial (gain)/loss	$(99,537)	$1,259,795	$1,349,614	$1,174,199	$(19,570)	$29,089	$35,349	$28,000
Prior service cost/(credit)	—	27,165	27,410	30,051	(20,603)	(6,619)	(7,296)	(13,474)
Net amount recognized	$(99,537)	$1,286,960	$1,377,024	$1,204,250	$(40,173)	$22,470	$28,053	$14,526

Accumulated other comprehensive loss income expected to be recognized as components of net periodic benefit costs credits
Amounts in accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost/(credit) in the following fiscal year are as follows:

	Successor	Predecessor		Successor	Predecessor
	Pension Benefits			Other Retiree Benefits
	December 29, 2013	April 28, 2013	April 29, 2012	December 29, 2013	April 28, 2013	April 29, 2012
	(In thousands)
Net actuarial (gain)/loss	$(62)	$95,772	$77,238	$—	$2,030	$1,803
Prior service cost/(credit)	—	2,253	2,569	(6,306)	(6,180)	(6,174)
Net amount recognized	$(62)	$98,025	$79,807	$(6,306)	$(4,150)	$(4,371)

Weighted average rates used for determining the projected benefit obligations
The weighted-average rates used in determining the projected benefit obligations for defined benefit pension plans and the accumulated postretirement benefit obligation for other postretirement plans were as follows:

	Successor	Predecessor			Successor	Predecessor
	Pension Benefits				Other Retiree Benefits
	December 29, 2013	June 7, 2013	April 28, 2013	April 29, 2012	December 29, 2013	June 7, 2013	April 28, 2013	April 29, 2012
Discount rate	4.5%	4.1%	4.0%	4.8%	4.3%	3.7%	3.4%	4.1%
Compensation increase rate	3.7%	3.4%	3.5%	3.4%	—%	—%	—%	—%

Weighted average rates used for determining the defined benefit plans
The weighted-average rates used in determining the defined benefit plans’ net pension costs and net postretirement benefit costs were as follows:

	Successor	Predecessor				Successor	Predecessor
	Pension Benefits					Other Retiree Benefits
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011
Expected rate of return	6.2%	8.1%	8.1%	8.2%	8.2%	—%	—%	—%	—%	—%
Discount rate	4.1%	4.0%	4.0%	4.8%	5.6%	3.7%	3.4%	3.4%	4.1%	5.5%
Compensation increase rate	3.5%	3.5%	3.5%	3.4%	4.0%	—%	—%	—%	—%	—%

One percentage point change
A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
	(In thousands)
Effect on total service and interest cost components	$863	$(763)
Effect on postretirement benefit obligations	$15,697	$(14,209)

Weighted average asset allocation
The Company’s defined benefit pension plans’ weighted average actual and target asset allocation at December 29, 2013, April 28, 2013 and April 29, 2012 were as follows:

	Successor	Predecessor		Successor	Predecessor
	Plan Assets at			Target Allocation at
Asset Category	December 29, 2013	April 28, 2013	April 29, 2012	December 29, 2013	April 28, 2013	April 29, 2012
Equity securities	53%	62%	61%	58%	58%	59%
Debt securities	26%	29%	31%	33%	33%	32%
Real estate	8%	8%	7%	8%	8%	8%
Cash and cash equivalents	13%	1%	1%	1%	1%	1%
	100%	100%	100%	100%	100%	100%

Direct Cash Holdings And Institutional Short Term Investment Vehicles

	Successor
	December 29, 2013
Asset Category	Level 1	Level 2	Level 3	Total
	(In thousands)
Equity Securities	$624,154	$—	$—	$624,154
Equity Securities (mutual and pooled funds)	126,001	1,187,306	—	1,313,307
Fixed Income Securities	44,621	886,388	11,235	942,244
Other Investments	—	—	296,880	296,880
Cash and Cash Equivalents	77,761	400,342	—	478,103
Total	$872,537	$2,474,036	$308,115	$3,654,688

	Predecessor
	April 28, 2013
Asset Category	Level 1	Level 2	Level 3	Total
	(In thousands)
Equity Securities	$882,081	$—	$—	$882,081
Equity Securities (mutual and pooled funds)	182,723	1,057,111	—	1,239,834
Fixed Income Securities	49,577	919,383	11,336	980,296
Other Investments	—	—	256,781	256,781
Cash and Cash Equivalents	6,787	13,364	—	20,151
Total	$1,121,168	$1,989,858	$268,117	$3,379,143

	Predecessor
	April 29, 2012
Asset Category	Level 1	Level 2	Level 3	Total
	(In thousands)
Equity Securities	$822,184	$—	$—	$822,184
Equity Securities (mutual and pooled funds)	147,865	943,745	—	1,091,610
Fixed Income Securities	76,032	894,978	10,486	981,496
Other Investments	—	—	216,234	216,234
Cash and Cash Equivalents	10,335	18,975	—	29,310
Total	$1,056,416	$1,857,698	$226,720	$3,140,834

Changes in fair value of Pension plan level 3 assets
Changes in the fair value of the Plan’s Level 3 assets are summarized as follows:

	Successor
	Fair Value April 28, 2013	Acquisitions	Transfers Out	Dispositions	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Fair Value December 29, 2013
	(In thousands)
Fixed Income Securities	$11,336	$—	$—	$—	$—	$(101)	$11,235
Other Investments	256,781	8,211	—	(767)	741	31,914	296,880
Total	$268,117	$8,211	$—	$(767)	$741	$31,813	$308,115

	Predecessor
	Fair Value April 29, 2012	Acquisitions	Transfers Out	Dispositions	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Fair Value April 28, 2013
	(In thousands)
Fixed Income Securities	$10,486	$—	$—	$—	$—	$850	$11,336
Other Investments	216,234	58,701	(10,498)	(3,605)	(6,637)	2,586	256,781
Total	$226,720	$58,701	$(10,498)	$(3,605)	$(6,637)	$3,436	$268,117

	Predecessor
	Fair Value April 27, 2011	Acquisitions	Transfers In	Dispositions	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Fair Value April 29, 2012
	(In thousands)
Fixed Income Securities	$9,649	$—	$—	$—	$—	$837	$10,486
Other Investments	131,095	96,938	10,138	(21,262)	753	(1,428)	216,234
Total	$140,744	$96,938	$10,138	$(21,262)	$753	$(591)	$226,720

Benefit payment expected in future years
Benefit payments expected in future years are as follows:

	Pension Benefits	Other Retiree Benefits
	(In thousands)
2014	$168,604	$14,674
2015	$166,798	$15,522
2016	$170,395	$16,334
2017	$173,630	$16,959
2018	$176,858	$17,244
Years 2019-2023	$923,753	$84,295